UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--2.4%
Harley-Davidson	61,690		3,962,966
Johnson Controls	69,990		2,904,585
			6,867,551
Banks--4.6%
Ocwen Financial	60,250	a	3,360,143
PNC Financial Services Group	44,070		3,192,872
Wells Fargo & Co.	153,400		6,338,488
			12,891,503
Capital Goods--10.4%
Caterpillar	34,040		2,837,915
Dover	48,200		4,329,806
Eaton	64,300		4,426,412
General Electric	179,830		4,296,139
Honeywell International	52,270		4,340,501
Ingersoll-Rand	70,500		4,578,270
United Technologies	41,070		4,428,167
			29,237,210
Consumer Durables & Apparel--1.2%
PVH	27,400		3,252,106
Consumer Services--2.5%
Las Vegas Sands	58,760		3,902,839
Yum! Brands	45,510		3,248,959
			7,151,798
Diversified Financials--7.6%
Capital One Financial	46,800		3,217,032
IntercontinentalExchange	27,480	a,b	4,985,422
Invesco	156,946		5,006,577
JPMorgan Chase & Co.	50,720		2,621,717
State Street	82,270		5,409,253
			21,240,001
Energy--11.8%
Chevron	32,850		3,991,275
Exxon Mobil	35,880		3,087,115
Halliburton	69,690		3,355,573
Marathon Oil	98,700		3,442,656
National Oilwell Varco	65,400		5,108,394
Occidental Petroleum	28,130		2,631,280
Schlumberger	34,950		3,088,182
Southwestern Energy	131,500	a	4,783,970
Valero Energy	105,950		3,618,193
			33,106,638
Food & Staples Retailing--1.2%
Costco Wholesale	30,080		3,462,810
Food, Beverage & Tobacco--6.5%
Beam	58,160		3,760,044
Coca-Cola	74,490		2,821,681
Mondelez International, Cl. A	106,540		3,347,487
PepsiCo	64,140		5,099,130
Philip Morris International	36,560		3,165,730
			18,194,072
Health Care Equipment & Services--2.3%
Covidien	56,280		3,429,703
Express Scripts Holding	50,130	a	3,097,031
			6,526,734
Household & Personal Products--1.9%
Procter & Gamble	71,765		5,424,716
Insurance--4.9%
Aon	70,250		5,229,410

MetLife	112,200		5,267,790
Travelers	40,200		3,407,754
			13,904,954
Materials--2.9%
Celanese, Ser. A	58,700		3,098,773
Freeport-McMoRan Copper & Gold	61,700		2,041,036
Nucor	63,000		3,088,260
			8,228,069
Media--2.2%
Comcast, Cl. A	65,670		2,965,000
Walt Disney	50,140		3,233,529
			6,198,529
Pharmaceuticals, Biotech & Life Sciences--10.4%
Actavis	21,110	a	3,039,840
Amgen	38,100		4,264,914
Bristol-Myers Squibb	87,400		4,044,872
Gilead Sciences	53,730	a	3,376,393
GlaxoSmithKline, ADR	70,250		3,524,442
Pfizer	91,940		2,639,597
Shire, ADR	36,290		4,350,808
Teva Pharmaceutical Industries,
ADR	108,800		4,110,464
			29,351,330
Retailing--3.6%
Amazon.com	14,300	a	4,470,752
Family Dollar Stores	30,990		2,231,900
Lowe's	70,710		3,366,503
			10,069,155
Semiconductors & Semiconductor Equipment--2.7%
Avago Technologies	62,840		2,709,661
Broadcom, Cl. A	91,270		2,373,933
Taiwan Semiconductor
Manufacturing, ADR	155,020		2,629,139
			7,712,733
Software & Services--13.9%
Accenture, Cl. A	24,760		1,823,326
Adobe Systems	94,350	a	4,900,539
Citrix Systems	40,700	a	2,873,827
Facebook, Cl. A	37,700	a	1,894,048
Google, Cl. A	9,950	a	8,715,304
International Business Machines	9,250		1,712,915
salesforce.com	93,980	a	4,878,502
ServiceNow	69,020	a	3,585,589
VMware, Cl. A	34,060	a	2,755,454
Yahoo!	181,080	a	6,004,613
			39,144,117
Technology Hardware & Equipment--2.2%
Apple	12,750		6,078,562
Telecommunication Services--1.1%
AT&T	44,850		1,516,827
Verizon Communications	31,760		1,481,922
			2,998,749
Transportation--.7%
Union Pacific	13,200		2,050,488
Utilities--2.4%
CenterPoint Energy	140,000		3,355,800
Sempra Energy	38,950		3,334,120
			6,689,920
Total Common Stocks
(cost $238,885,864)			279,781,745

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $1,035,418)	1,035,418 [c]	1,035,418
Total Investments (cost $239,921,282)	99.8%	280,817,163
Cash and Receivables (Net)	.2%	462,917
Net Assets	100.0%	281,280,080

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $39,005 and the value of the collateral held by the fund was $39,755, consisting of U.S. Government and Agency securities.
c Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $40,895,881 of which $44,734,929 related to appreciated investment securities and $3,839,048 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.9
Energy	11.8
Capital Goods	10.4
Pharmaceuticals, Biotech & Life Sciences	10.4
Diversified Financials	7.6
Food, Beverage & Tobacco	6.5
Insurance	4.9
Banks	4.6
Retailing	3.6
Materials	2.9
Semiconductors & Semiconductor Equipment	2.7
Consumer Services	2.5
Automobiles & Components	2.4
Utilities	2.4
Health Care Equipment & Services	2.3
Media	2.2
Technology Hardware & Equipment	2.2
Household & Personal Products	1.9
Consumer Durables & Apparel	1.2
Food & Staples Retailing	1.2
Telecommunication Services	1.1
Transportation	.7
Money Market Investment	.4
99.8

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	262,457,231	-	-	262,457,231
Equity Securities - Foreign Common Stocks+	17,324,514	-	-	17,324,514
Mutual Funds	1,035,418	-	-	1,035,418

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2013 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--2.6%
Harley-Davidson	6,960		447,110
Johnson Controls	7,260		301,290
			748,400
Banks--2.0%
Ocwen Financial	6,490	a	361,947
Wells Fargo & Co.	5,100		210,732
			572,679
Capital Goods--10.8%
Boeing	4,200		493,500
Caterpillar	4,460		371,830
Dover	6,000		538,980
Honeywell International	8,170		678,437
Ingersoll-Rand	8,990		583,811
United Technologies	4,090		440,984
			3,107,542
Consumer Durables & Apparel--3.1%
NIKE, Cl. B	7,390		536,810
Ralph Lauren	2,160		355,817
			892,627
Consumer Services--3.2%
Las Vegas Sands	9,860		654,901
Norwegian Cruise Line Holdings	8,720		269,012
			923,913
Diversified Financials--1.8%
IntercontinentalExchange	1,100	a	199,562
Invesco	10,228		326,273
			525,835
Energy--4.6%
Baker Hughes	9,000		441,900
Gulfport Energy	5,400	a	347,436
Phillips 66	4,700		271,754
Valero Energy	8,000		273,200
			1,334,290
Food & Staples Retailing--1.5%
Costco Wholesale	3,770		434,002
Food, Beverage & Tobacco--6.4%
Beam	5,320		343,938
Coca-Cola	15,050		570,094
Mondelez International, Cl. A	10,860		341,221
Philip Morris International	6,860		594,007
			1,849,260
Household & Personal Products--2.7%
Colgate-Palmolive	5,700		338,010
Procter & Gamble	5,690		430,107
			768,117
Materials--3.9%
Celanese, Ser. A	6,300		332,577
Nucor	9,400		460,788
Praxair	2,660		319,759
			1,113,124
Media--3.4%
Comcast, Cl. A	12,020		542,703
Walt Disney	6,600		425,634
			968,337
Pharmaceuticals, Biotech & Life Sciences--13.8%
Actavis	2,250	a	324,000
Allergan	3,200		289,440
Amgen	4,360		488,058
Biogen Idec	1,280	a	308,173
Bristol-Myers Squibb	13,910		643,755

Celgene	2,410	a	370,971
Gilead Sciences	7,600	a	477,584
Regeneron Pharmaceuticals	1,000	a	312,870
Shire, ADR	3,670		439,996
Teva Pharmaceutical Industries,
ADR	8,500		321,130
			3,975,977
Real Estate--.9%
DDR	15,710	b,c	246,804
Retailing--6.8%
Amazon.com	2,220	a	694,061
Lowe's	12,250		583,223
Tiffany & Co.	3,580		274,300
TripAdvisor	2,360	a	178,982
Urban Outfitters	6,050	a	222,459
			1,953,025
Semiconductors & Semiconductor Equipment--4.9%
Freescale Semiconductor	22,200	a	369,630
KLA-Tencor	6,290		382,747
Micron Technology	21,440	a	374,557
Skyworks Solutions	11,430	a	283,921
			1,410,855
Software & Services--19.5%
Accenture, Cl. A	1,630		120,033
Adobe Systems	7,860	a	408,248
Citrix Systems	3,810	a	269,024
Facebook, Cl. A	8,580	a	431,059
Google, Cl. A	1,460	a	1,278,829
International Business Machines	1,820		337,028
LinkedIn, Cl. A	1,270	a	312,496
Microsoft	18,090		602,578
NetSuite	3,870	a	417,728
salesforce.com	8,850	a	459,404
Splunk	2,780	a	166,911
Workday, Cl. A	3,730		301,869
Yahoo!	10,940	a	362,770
Yelp	2,230	a	147,581
			5,615,558
Technology Hardware & Equipment--4.8%
Apple	1,780		848,615
Ciena	15,590	a	389,438
Trimble Navigation	5,290	a	157,166
			1,395,219
Telecommunication Services--1.2%
Verizon Communications	7,340		342,484
Transportation--1.7%
Union Pacific	3,180		493,981
Total Common Stocks
(cost $22,111,380)			28,672,029

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $165,961)	165,961	[d]	165,961
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $240,363)	240,363	[d]	240,363
Total Investments (cost $22,517,704)	101.0%		29,078,353
Liabilities, Less Cash and Receivables	(1.0%)		(278,743)
Net Assets	100.0%		28,799,610

ADR - American Depository Receipts

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $222,124 and the value of the collateral held by the fund was $240,363.
d Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $6,560,649 of which $6,703,908 related to appreciated investment securities and $143,259 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.5
Pharmaceuticals, Biotech & Life Sciences	13.8
Capital Goods	10.8
Retailing	6.8
Food, Beverage & Tobacco	6.4
Semiconductors & Semiconductor Equipment	4.9
Technology Hardware & Equipment	4.8
Energy	4.6
Materials	3.9
Media	3.4
Consumer Services	3.2
Consumer Durables & Apparel	3.1
Household & Personal Products	2.7
Automobiles & Components	2.6
Banks	2.0
Diversified Financials	1.8
Transportation	1.7
Food & Staples Retailing	1.5
Money Market Investments	1.4
Telecommunication Services	1.2
Real Estate	.9
101.0

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	27,910,903	-	-	27,910,903
Equity Securities - Foreign Common Stocks+	761,126	-	-	761,126
Mutual Funds	406,324	-	-	406,324

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)